Banking facilities	12 Months Ended
Mar. 31, 2014
Banking and Thrift [Abstract]
Banking facilities
7	Banking facilities

As of March 31, 2014, the Group had general banking facilities for bank overdrafts, letters of credit, notes payable, factoring, short-term loans and long-term loans.  The facilities are interchangeable with total amounts available of $10,698,000 (2013: $10,000,000).  The general banking facilities utilized by the Group are denominated in United States dollars and Hong Kong dollars.

The Group's general banking facilities, expressed in United States dollars, are further detailed as follows:

	Amount available		Amount utilized		Amount unutilized		Terms of banking facilities as of
	March 31,		March 31,		March 31,		March 31, 2014
	2013	2014	2013	2014	2013	2014	Interest	Repayment
	$ in thousands		$ in thousands		$ in thousands		rate	terms
Import and export facilities

Combined limit	6,154	6,154	2,788	3,703	3,366	2,451

Including sub-limit of:

Notes payable	4,487	4,487	2,276	2,527	2,211	1,960	HIBOR* +2.5%	Repayable in full within 120 days
Bank overdrafts	641	641	180	630	461	11	Prime rate + 1%	Repayable on demand
Factoring	2,400	2,400	332	546	2,068	1,854	HIBOR* +1.5%	Repayable in 60 days

Other facilities
Export Documentary Credits	1,923	1,923	-	-	1,923	1,923
Term Loan(1)	1,923	2,621	1,025	1,774	898	847	HIBOR* +2.25%	Revolving loan is repayable in 90 days. Term loan is repayable monthly over the 3-year term.

	10,000	10,698	3,813	5,477	6,187	5,221

As of March 31, 2014, a treasury product facility of approximately $25,738,000 (2013: $25,738,000) was made available to the Group for transactions of financial instrusments including forward contracts, and approximately $2,000,000 (2013: $1,500,000) of the facility was utilized.

One of the properties of the Company located in Hong Kong with net book value of $1,000,000 is arranged as security to the bank for the banking facilities arrangement.

(1) A clause in the banking facilities states that the term loan is subjected to review any time and also subject to the bank's overriding right of repayment on demand, including the right to call for cash cover on demand for prospective and contingent liabilities.

* HIBOR is the Hong Kong Interbank Offer Rate

The Prime Rate and HIBOR were 5.00% and 0.55% per annum, respectively, as of March 31, 2014.  The Prime Rate is determined by the Hong Kong Bankers Association and is subject to revision from time to time.  Interest rates are subject to change if the Company defaults on the amount due under the facility or draws in excess of the facility amounts, or at the discretion of the banks.

The weighted average interest rates of short-term borrowings of the Group are as follows:

	As of March 31,
	2013	2014

Bank overdrafts	6.00%	6.00%
Notes payable	2.92%	2.96%
Term Loan	2.47%	2.47%